Other Disclosures - Related party disclosures (Details)			12 Months Ended
	Oct. 10, 2020	Oct. 10, 2016	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments
Disclosure of transactions between related parties [line items]
Consulting agreement term		4 years
Shares outstanding | EquityInstruments			406,000	406,000	600,000	700,000
Purchase of services from NB			$ 80,000	$ 77,000	$ 73,000
Danish Legal Services			450,000	273,000	233,000
Consulting Services				14,000	35,000
Amounts owed to related parties			2,000	4,000	0
Guarantees provided to related parties			0
Share - based compensation paid			$ 1,000	259,000	1,266,000
Consultants
Disclosure of transactions between related parties [line items]
Shares outstanding | EquityInstruments			121,000
Board of Directors
Disclosure of transactions between related parties [line items]
Vesting term	four-year
Compensation			$ 60,000	60,000	60,000
Share - based compensation paid			0	9,000	117,000
Payment for partial repurchase of equity awards			$ 0	$ 26,000	$ 63,000